Long-Term Debt (Priority Guarantee) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 12,575,294	$ 12,818,693
Priority Guarantee Notes [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	5,324,815	4,324,815
Priority Guarantee Notes [Member] | 9% Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	1,999,815	1,999,815
Maturity date	Dec. 15, 2019
Stated interest rate	9.00%
Debt Instrument, Interest Rate Terms	Payable semi-annually in arrears on June 15 and December 15 of each year
Priority Guarantee Notes [Member] | 9% Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	1,750,000	1,750,000
Maturity date	Mar. 01, 2021
Stated interest rate	9.00%
Debt Instrument, Interest Rate Terms	Payable semi-annually in arrears on March 1 and September 1 of each year
Priority Guarantee Notes [Member] | 11.25% Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	575,000	575,000
Maturity date	Mar. 01, 2021
Stated interest rate	11.25%
Debt Instrument, Interest Rate Terms	Payable semi-annually on March 1 and September 1 of each year
Priority Guarantee Notes [Member] | 9% Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 1,000,000	$ 0
Maturity date	Sep. 15, 2022
Stated interest rate	9.00%
Debt Instrument, Interest Rate Terms	Payable semi-annually in arrears on March 15 and September 15 of each year